Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable
Schedule of accounts payable

	December 31,
	2023	2022

	(in US$’000)
Accounts payable	36,327	71,115

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	33,233	60,553
Between 3 months to 6 months	1,058	7,216
Between 6 months to 1 year	941	2,137
Later than 1 year	1,095	1,209
	36,327	71,115